Share-based compensation (Summary of Restricted Share Units Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2011 Incentive Scheme [Member] | Parent [Member]
Number of restricted shares
Outstanding at the beginning of the period (in shares)	30,874,144	20,955,720	36,283,602
Granted (in shares)	11,977,794	22,090,030	1,530,008
Forfeited (in shares)	(5,115,304)	(4,007,728)	(4,628,202)
Vested (in shares)	(12,507,000)	(8,163,878)	(12,229,688)
Outstanding at the end of the period (in shares)	25,229,634	30,874,144	20,955,720
Expected to vest at the end of the period (in shares)	23,742,895
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 4.4969	$ 2.4320	$ 2.3535
Granted (in dollars per share)	4.7052	5.3001	1.8618
Forfeited (in dollars per share)	4.6843	2.5561	2.7386
Vested (in dollars per share)	3.6776	2.3227	2.0151
Outstanding at the end of the period (in dollars per share)	4.9639	$ 4.4969	$ 2.4320
Expected to vest at the end of the period (in dollars per share)	$ 4.9552
Huya 2017 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Number of restricted shares
Outstanding at the beginning of the period (in shares)	0
Granted (in shares)	4,193,685
Forfeited (in shares)	(76,500)
Vested (in shares)	(10,000)
Outstanding at the end of the period (in shares)	4,107,185	0
Expected to vest at the end of the period (in shares)	3,795,535
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0
Granted (in dollars per share)	9.0242
Forfeited (in dollars per share)	7.1600
Vested (in dollars per share)	19.5900
Outstanding at the end of the period (in dollars per share)	9.0331	$ 0
Expected to vest at the end of the period (in dollars per share)	$ 8.9944